Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Option contract [member] | Banco Central de la Repblica Argentina [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	$ 2,286,308,790
Letters of National Estate in pesos adjusted by CER – Maturity: 02-17-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		$ 20,900,000,000
Letters of National Estate in pesos adjusted by CER – Maturity: 01-20-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		290,000,000
Letters of National Estate in pesos to discount – Maturity: 02-28-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		12,893,000,000
Letters of National treasury in pesos to discount – Maturity: 06-30-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		26,640,975,851
Letters of National Estate in pesos adjusted by CER – Maturity: 06-16-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		4,516,000,000
Letters of National Estate in pesos adjusted by CER – Maturity: 05-19-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		$ 1,759,369,713
Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-20-2025
Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-08-2024
Corporate bonds Vista Oil y Gas Argentina SAU C15 -Maturity: 01-20-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-20-2025
Corporate bonds Volkswagen Financial Services C010 – Maturity: 10-12-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-12-2024
Corporate bonds MSU SA C06 – Maturity: 11-02-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-02-2024
Fiduciary debt securities Confibono Financial Trust S73 Class A - Maturity: 05-20-2024 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	05-20-2024
Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-18-2025
Fiduciary Debt Securities Financial Trust Red Surcos S033 CLA Maturity07052025 [Member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-05-2025
Fiduciary Debt Securities Secubono Financial Trust S237 CLA Maturity07282025 [Member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-28-2025
Fiduciary Debt Securities Financial Trust Payway Collection Acel S01 CLB Maturity04152025 [Member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-15-2025
Foreign Government securities [member] | US Treasury bills - Maturity: 01-18-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-18-2024
Foreign Government securities [member] | US Treasury bills - Maturity: 01-11-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-11-2024
Foreign Government securities [member] | US Treasury bills - Maturity: 01-16-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-16-2025
Foreign Government securities [member] | US Treasury bills - Maturity: 01-02-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-02-2025
Foreign Government securities [member] | US Treasury bills - Maturity: 01-14-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	01-14-2025
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-31-2033
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	02-14-2025
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER 3.75% - Maturity: 04-14-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	04-14-2024
Local Government Securities [member] | Argentine government Treasury bonds in pesos - Maturity: 05-23-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	05-23-2027
Local Government Securities [member] | Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-09-2030
Local Government Securities [member] | Argentine government Treasury bonds in pesos - Maturity: 08-23-2025
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-23-2025
Local Government Securities [member] | Argentine government Treasury bonds in pesos BADLAR x0.7 - Maturity: 11-23-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-23-2027
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-14-2024
Local Government Securities [member] | Argentine government US dollar bonds 1% - Maturity: 07-09-2029 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-09-2029
Local Government Securities [member] | Argentine government Treasury bonds in pesos adjustable by CER - Maturity: 06-30-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	06-30-2027
Local Government Securities [member] | Debt securities of the Province of Buenos Aires variable rate - Maturity: 12-05-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-05-2027
Local Government Securities [member] | Debt securities of the Province of Córdoba in pesos CL.4 - Maturity: 12-05-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	12-05-2027
Local Government Securities [member] | Letters of the Municipality of Córdoba Series L - Maturity: 03-16-2025
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	03-16-2025
Local Government Securities [member] | Public Title of the municipality of Córdoba S01 - Maturity: 09-09-2026
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	09-09-2026
Local Government Securities [member] | BADLAR bonds of the municipality of Rosario - Maturity: 07-05-2026 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	07-05-2026
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-03-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-03-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-18-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-18-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-19-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-19-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-15-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-15-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-06-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-06-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-08-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-08-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-13-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-13-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-20-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	11-20-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-18-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	10-18-2024
BCRA bills [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-03-2024
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date	08-03-2024